Geographic Areas (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Geographic Areas, Long-Lived Assets [Abstract]
Geographic Areas
Note 16. Geographic Areas
The following table sets forth long-lived assets by geographic area as of:
	September 30, 2021	December 31, 2020
	(in thousands)
United States	$34,053	$28,077
International	$2,719	$2,697

Note 18. Geographic Areas
The following table sets forth long-lived assets by geographic area:
	December 31,
	2020	2019
	in thousands
United States	$28,077	$20,827
International	$2,697	$738